9. Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Schedule of related party transactions
	September 30, 2018	December 31, 2017

Due to related parties:
ICONZ ART, LLC, beneficial interest shareholder	$259,423	119,081
MSN Holding Co., beneficial interest shareholder	12,947	12,947
Premier Collectibles, beneficial interest shareholder	15,085	15,085
Total due to related parties	$287,455	147,113

	December 31,
	2017		2016
Due from related parties:
Klaus Moeller, related party of pre-merger CAPA and beneficial interest shareholder		$—	$78,920
Total due from related parties		$—	$78,920
Less long-term portion		—	—
Total due from related parties, net of long-term portion	$		$78,920

Due to related parties:
ICONZ Art, LLC, beneficial interest shareholder		119,081	4,213
MSN Holding Co., beneficial interest shareholder		12,947	12,947
Premier Collectibles, beneficial interest shareholder		15,085	15,085
Total due to related parties		$147,113	$32,245